T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund
September 30, 2024 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.6%
COMMUNICATION SERVICES  1.7%
Diversified Telecommunication Services  0.3%
GCI Liberty, Class A, EC (1)(2) 547,999 —
Iridium Communications  998,414 30,402
30,402
Entertainment  0.9%
Endeavor Group Holdings, Class A (3) 1,360,313 38,851
TKO Group Holdings (2) 296,980 36,739
75,590
Interactive Media & Services  0.1%
Cars.com (2) 563,839 9,450
9,450
Media  0.4%
Nexstar Media Group  202,408 33,468
Thryv Holdings (2) 304,525 5,247
38,715
Total Communication Services 154,157
CONSUMER DISCRETIONARY  14.5%
Automobile Components  0.5%
Patrick Industries  222,846 31,727
Visteon (2) 123,492 11,761
43,488
Broadline Retail  0.2%
Ollie's Bargain Outlet Holdings (2) 150,051 14,585
14,585
Distributors  0.3%
Pool  71,922 27,100
27,100
Diversified Consumer Services  2.5%
Bright Horizons Family Solutions (2) 336,964 47,219
Duolingo (2) 150,442 42,428
Grand Canyon Education (2) 213,515 30,287
H&R Block  625,773 39,768
Laureate Education  946,739 15,725
Stride (2) 486,218 41,479
216,906
Hotels, Restaurants & Leisure  4.4%
Bloomin' Brands  415,445 6,867

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Boyd Gaming  635,383 41,077
Cava Group (2) 157,469 19,503
Choice Hotels International (3) 150,639 19,628
Churchill Downs  223,449 30,213
Domino's Pizza  72,999 31,400
Hilton Grand Vacations (2) 393,287 14,284
Light & Wonder (2) 590,585 53,584
Red Rock Resorts, Class A  195,974 10,669
Texas Roadhouse  195,262 34,483
Travel + Leisure  246,875 11,376
United Parks & Resorts (2) 168,935 8,548
Wingstop  203,771 84,785
Wynn Resorts  157,985 15,148
381,565
Household Durables  2.2%
Cavco Industries (2) 74,124 31,743
Champion Homes (2) 258,276 24,497
Green Brick Partners (2) 382,580 31,953
Installed Building Products (3) 143,130 35,249
Tempur Sealy International  874,113 47,727
TopBuild (2) 46,020 18,721
189,890
Leisure Products  0.5%
Brunswick  130,980 10,979
Mattel (2) 1,592,362 30,334
41,313
Specialty Retail  3.2%
Abercrombie & Fitch, Class A (2) 351,757 49,211
Academy Sports & Outdoors (3) 292,628 17,078
Asbury Automotive Group (2) 90,266 21,537
Carvana (2) 174,530 30,387
Dick's Sporting Goods  121,578 25,373
Group 1 Automotive  64,155 24,574
Murphy USA  169,250 83,418
Valvoline (2) 628,189 26,290
277,868
Textiles, Apparel & Luxury Goods  0.7%
Crocs (2) 130,829 18,945
Deckers Outdoor (2) 242,268 38,630
57,575
Total Consumer Discretionary 1,250,290

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
CONSUMER STAPLES  4.3%
Beverages  0.8%
Coca-Cola Consolidated  50,895 66,998
66,998
Consumer Staples Distribution & Retail  1.7%
Casey's General Stores  92,879 34,895
Performance Food Group (2) 391,307 30,667
Sprouts Farmers Market (2) 747,225 82,501
148,063
Food Products  0.9%
Post Holdings (2) 427,535 49,487
Simply Good Foods (2) 444,931 15,470
Vital Farms (2) 320,900 11,254
76,211
Personal Care Products  0.9%
BellRing Brands (2) 656,564 39,867
elf Beauty (2) 210,711 22,974
Inter Parfums  97,499 12,624
75,465
Total Consumer Staples 366,737
ENERGY  4.4%
Energy Equipment & Services  1.8%
Expro Group Holdings (2) 406,182 6,974
Liberty Energy  648,210 12,374
Noble  309,399 11,182
TechnipFMC  1,534,052 40,238
Tidewater (2) 309,997 22,255
Weatherford International  742,545 63,057
156,080
Oil, Gas & Consumable Fuels  2.6%
Centrus Energy, Class A (2)(3) 222,404 12,199
CNX Resources (2) 790,038 25,732
CONSOL Energy  195,999 20,511
Dorian LPG  169,941 5,849
Gulfport Energy (2) 86,287 13,060
Matador Resources  700,653 34,626
PBF Energy, Class A  100,229 3,102
Permian Resources  1,177,400 16,025
Range Resources  409,421 12,594
SM Energy  578,794 23,134

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Southwestern Energy (2) 2,077,129 14,768
Viper Energy  978,967 44,161
225,761
Total Energy 381,841
FINANCIALS  6.4%
Banks  1.0%
Bancorp (2) 622,631 33,310
First BanCorp Puerto Rico  1,445,058 30,592
ServisFirst Bancshares  268,338 21,588
85,490
Capital Markets  1.5%
Blue Owl Capital (3) 1,851,636 35,848
Donnelley Financial Solutions (2) 412,805 27,175
Hamilton Lane, Class A  129,205 21,757
LPL Financial Holdings  73,220 17,033
StoneX Group (2) 329,412 26,972
128,785
Financial Services  1.6%
Euronet Worldwide (2) 279,243 27,709
EVERTEC  454,082 15,389
Mr Cooper Group (2) 426,700 39,333
Payoneer Global (2) 5,200,591 39,160
Shift4 Payments, Class A (2)(3) 179,984 15,947
137,538
Insurance  2.3%
Baldwin Insurance Group (2) 215,780 10,746
Bowhead Specialty Holdings (2) 93,843 2,628
Kinsale Capital Group  29,258 13,622
Oscar Health, Class A (2) 1,099,307 23,316
Palomar Holdings (2) 196,372 18,590
Primerica  169,748 45,009
RLI  167,393 25,942
Ryan Specialty Holdings  505,871 33,585
Skyward Specialty Insurance Group (2) 536,875 21,867
TWFG (2) 178,490 4,841
200,146
Total Financials 551,959
HEALTH CARE  22.5%
Biotechnology  11.3%
ACADIA Pharmaceuticals (2) 356,143 5,478
ADMA Biologics (2) 1,527,417 30,533

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Agios Pharmaceuticals (2) 339,182 15,070
Akero Therapeutics (2) 328,392 9,422
Alkermes (2) 1,042,009 29,166
Amicus Therapeutics (2) 917,177 9,795
Arcellx (2) 177,697 14,839
Avidity Biosciences (2) 789,866 36,279
Biohaven (2) 738,720 36,914
Blueprint Medicines (2) 367,159 33,962
Bridgebio Pharma (2) 559,362 14,241
Catalyst Pharmaceuticals (2) 899,586 17,884
Celldex Therapeutics (2) 284,144 9,658
Crinetics Pharmaceuticals (2) 559,253 28,578
Cytokinetics (2) 610,564 32,238
Day One Biopharmaceuticals (2)(3) 233,998 3,260
Denali Therapeutics (2) 549,214 15,999
Disc Medicine (2) 126,605 6,221
Dyne Therapeutics (2) 322,173 11,572
Exact Sciences (2)(3) 418,017 28,475
Exelixis (2) 1,351,635 35,075
Halozyme Therapeutics (2) 928,924 53,172
Ideaya Biosciences (2) 433,080 13,720
IGM Biosciences (2)(3) 139,572 2,309
Immunovant (2) 198,082 5,647
Insmed (2) 1,003,527 73,257
Intellia Therapeutics (2) 327,938 6,739
Ionis Pharmaceuticals (2) 609,746 24,426
Iovance Biotherapeutics (2) 838,121 7,870
Keros Therapeutics (2) 237,374 13,784
Krystal Biotech (2) 111,833 20,357
Kymera Therapeutics (2) 570,774 27,015
Madrigal Pharmaceuticals (2) 59,805 12,692
Merus (2) 177,571 8,871
Mirum Pharmaceuticals (2)(3) 161,900 6,314
Monte Rosa Therapeutics (2)(3) 536,436 2,843
MoonLake Immunotherapeutics (2) 299,157 15,084
Natera (2) 193,118 24,516
Neurocrine Biosciences (2) 161,073 18,559
Nurix Therapeutics (2) 492,854 11,074
Nuvalent, Class A (2) 145,642 14,899
Praxis Precision Medicines (2) 137,947 7,937
Prothena (2) 411,507 6,885
PTC Therapeutics (2) 396,172 14,698
Relay Therapeutics (2) 466,283 3,301

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Replimune Group (2) 1,338,426 14,669
REVOLUTION Medicines (2) 401,139 18,192
Rhythm Pharmaceuticals (2) 195,801 10,258
Rocket Pharmaceuticals (2) 281,431 5,198
Scholar Rock, Warrants, 12/31/25, Acquisition Date: 6/17/22,
Cost $— (2)(4) 22,712 58
Scholar Rock Holding (2)(3) 624,535 5,003
Soleno Therapeutics (2) 51,800 2,615
SpringWorks Therapeutics (2) 207,631 6,653
Ultragenyx Pharmaceutical (2) 361,644 20,089
Vaxcyte (2) 411,954 47,074
Vera Therapeutics (2) 455,667 20,141
Xencor (2) 473,095 9,514
980,092
Health Care Equipment & Supplies  3.9%
CONMED  98,182 7,061
Globus Medical, Class A (2) 748,430 53,543
Haemonetics (2) 224,827 18,072
Inari Medical (2) 104,441 4,307
Lantheus Holdings (2) 551,392 60,515
LeMaitre Vascular  211,096 19,609
Merit Medical Systems (2) 554,082 54,760
Penumbra (2) 86,137 16,737
PROCEPT BioRobotics (2) 179,977 14,420
STERIS  140,069 33,972
TransMedics Group (2) 186,162 29,227
UFP Technologies (2) 85,627 27,118
339,341
Health Care Providers & Services  5.2%
Addus HomeCare (2) 167,759 22,317
CorVel (2) 157,634 51,529
Encompass Health  747,431 72,232
Ensign Group  589,094 84,723
Guardant Health (2) 462,247 10,604
Molina Healthcare (2) 149,404 51,479
NeoGenomics (2) 272,915 4,025
Option Care Health (2) 1,800,052 56,342
RadNet (2) 257,101 17,840
Select Medical Holdings  560,483 19,544
Tenet Healthcare (2) 395,860 65,792
456,427

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Health Care Technology  0.1%
Evolent Health, Class A (2) 461,660 13,056
13,056
Life Sciences Tools & Services  0.9%
10X Genomics, Class A (2) 434,403 9,809
Charles River Laboratories International (2) 75,457 14,863
Medpace Holdings (2) 49,987 16,686
Repligen (2) 182,519 27,162
West Pharmaceutical Services  36,970 11,097
79,617
Pharmaceuticals  1.1%
Amphastar Pharmaceuticals (2) 425,055 20,628
Arvinas (2) 363,428 8,951
Intra-Cellular Therapies (2) 456,611 33,410
Longboard Pharmaceuticals (2) 182,616 6,087
Pliant Therapeutics (2) 426,563 4,782
Prestige Consumer Healthcare (2) 301,176 21,715
95,573
Total Health Care 1,964,106
INDUSTRIALS & BUSINESS SERVICES  22.9%
Aerospace & Defense  2.6%
Cadre Holdings (3) 347,621 13,192
Curtiss-Wright  302,934 99,572
Leonardo DRS (2) 1,482,859 41,846
Loar Holdings (2) 125,663 9,373
Moog, Class A  22,590 4,564
Woodward  347,734 59,640
228,187
Air Freight & Logistics  0.3%
GXO Logistics (2) 534,313 27,822
27,822
Building Products  3.4%
AAON  322,216 34,748
AZEK (2) 1,180,188 55,233
Builders FirstSource (2) 92,664 17,964
CSW Industrials  152,260 55,786
Griffon  288,316 20,182
Simpson Manufacturing  283,370 54,200
UFP Industries  425,023 55,767
293,880

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Commercial Services & Supplies  2.0%
Brink's  330,600 38,231
Casella Waste Systems, Class A (2) 549,905 54,710
Clean Harbors (2) 197,544 47,748
MSA Safety  177,205 31,426
172,115
Construction & Engineering  2.0%
API Group (2) 1,567,050 51,744
Comfort Systems USA  41,753 16,298
Dycom Industries (2) 56,600 11,156
EMCOR Group  72,683 31,292
Sterling Infrastructure (2) 172,914 25,076
WillScot Holdings (2) 959,883 36,092
171,658
Electrical Equipment  0.8%
Atkore  216,880 18,378
NEXTracker, Class A (2) 176,571 6,618
Vertiv Holdings, Class A  441,527 43,928
68,924
Ground Transportation  1.0%
ArcBest  39,097 4,240
Landstar System  81,806 15,451
Saia (2) 108,425 47,410
XPO (2) 224,046 24,087
91,188
Machinery  4.3%
Atmus Filtration Technologies  978,400 36,719
Crane  245,708 38,891
Esab  181,026 19,245
Federal Signal  529,746 49,510
Kadant  156,564 52,918
Lincoln Electric Holdings  171,059 32,847
RBC Bearings (2) 86,507 25,898
SPX Technologies (2) 377,522 60,200
Toro  74,853 6,492
Watts Water Technologies, Class A  242,734 50,292
373,012
Marine Transportation  0.2%
Kirby (2) 143,800 17,605
17,605

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Professional Services  4.0%
Booz Allen Hamilton Holding  338,204 55,046
Broadridge Financial Solutions  110,102 23,675
CACI International, Class A (2) 132,366 66,787
CBIZ (2) 562,852 37,874
ExlService Holdings (2) 1,272,054 48,529
First Advantage (2) 493,888 9,804
FTI Consulting (2) 185,478 42,207
TriNet Group  166,480 16,144
Verra Mobility (2) 1,838,454 51,127
351,193
Trading Companies & Distributors  2.3%
Applied Industrial Technologies  51,200 11,424
Boise Cascade  202,346 28,527
Core & Main, Class A (2) 337,365 14,979
FTAI Aviation  646,192 85,879
Herc Holdings  60,096 9,581
SiteOne Landscape Supply (2) 212,124 32,011
Watsco  43,264 21,281
203,682
Total Industrials & Business Services 1,999,266
INFORMATION TECHNOLOGY  17.7%
Communications Equipment  0.1%
Extreme Networks (2) 511,305 7,685
7,685
Electronic Equipment, Instruments & Components  3.5%
Advanced Energy Industries  235,620 24,797
Belden  421,535 49,374
ePlus (2) 110,900 10,906
Fabrinet (2) 307,469 72,698
Littelfuse  36,977 9,808
Novanta (2) 324,400 58,042
Teledyne Technologies (2) 90,191 39,473
Vontier  1,176,382 39,691
Zebra Technologies, Class A (2) 9,263 3,430
308,219
IT Services  0.9%
ASGN (2) 241,519 22,517
Gartner (2) 40,602 20,575
Globant (2) 111,279 22,049

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Kyndryl Holdings (2) 390,388 8,971
74,112
Semiconductors & Semiconductor Equipment  4.3%
Axcelis Technologies (2) 394,758 41,390
Cirrus Logic (2) 278,495 34,592
Diodes (2) 440,412 28,226
Entegris  120,270 13,534
FormFactor (2) 385,604 17,738
Kulicke & Soffa Industries  270,345 12,201
MACOM Technology Solutions Holdings (2) 363,965 40,495
MKS Instruments  213,356 23,194
Monolithic Power Systems  35,737 33,039
Onto Innovation (2) 330,818 68,665
Photronics (2) 776,383 19,223
Rambus (2) 727,862 30,730
Veeco Instruments (2) 341,150 11,302
374,329
Software  8.9%
A10 Networks  916,167 13,229
ACI Worldwide (2) 605,858 30,838
Agilysys (2) 297,640 32,434
Appfolio, Class A (2) 75,059 17,669
Blackbaud (2) 293,849 24,883
Box, Class A (2) 656,171 21,476
Braze, Class A (2) 133,200 4,308
CommVault Systems (2) 279,831 43,052
Descartes Systems Group (2) 598,232 61,594
DoubleVerify Holdings (2) 1,282,680 21,600
Dynatrace (2) 290,463 15,531
Envestnet (2)(3) 162,806 10,195
Fair Isaac (2) 23,493 45,659
Fortinet (2) 282,990 21,946
Informatica, Class A (2) 443,233 11,205
Manhattan Associates (2) 155,177 43,664
MARA Holdings (2)(3) 283,600 4,600
MicroStrategy, Class A (2)(3) 74,791 12,610
Nutanix, Class A (2) 722,437 42,804
PTC (2) 163,086 29,463
Q2 Holdings (2) 552,999 44,113
Qualys (2) 177,281 22,774
Rapid7 (2) 188,788 7,531
Sapiens International  595,804 22,206
Smartsheet, Class A (2) 666,604 36,903

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
SPS Commerce (2) 280,025 54,372
Tenable Holdings (2) 470,922 19,082
Tyler Technologies (2) 42,809 24,988
Zeta Global Holdings, Class A (2) 1,167,945 34,840
775,569
Technology Hardware, Storage & Peripherals  0.0%
Pure Storage, Class A (2) 84,765 4,259
4,259
Total Information Technology 1,544,173
MATERIALS  4.3%
Chemicals  1.9%
Axalta Coating Systems (2) 1,050,037 38,001
Balchem  163,730 28,816
Cabot  331,010 36,997
Element Solutions  945,950 25,692
Olin  547,456 26,267
RPM International  99,200 12,003
167,776
Construction Materials  0.6%
Eagle Materials  183,880 52,893
52,893
Containers & Packaging  0.1%
Graphic Packaging Holding  244,431 7,233
7,233
Metals & Mining  1.0%
Alpha Metallurgical Resources  79,193 18,704
ATI (2) 821,387 54,959
Warrior Met Coal  186,419 11,912
85,575
Paper & Forest Products  0.7%
Louisiana-Pacific  538,304 57,846
57,846
Total Materials 371,323
REAL ESTATE  0.7%
Industrial Real Estate Investment Trusts  0.5%
First Industrial Realty Trust, REIT  416,650 23,324
Rexford Industrial Realty, REIT  229,079 11,525
Terreno Realty, REIT  161,166 10,771
45,620

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Residential Real Estate Investment Trusts  0.2%
Equity LifeStyle Properties, REIT  202,506 14,447
14,447
Total Real Estate 60,067
UTILITIES  0.2%
Independent Power & Renewable Electricity
Producers  0.2%
Ormat Technologies  242,046 18,623
Total Utilities 18,623
Total Common Stocks (Cost $5,650,318) 8,662,542
SHORT-TERM INVESTMENTS  0.4%
Money Market Funds  0.4%
T. Rowe Price Government Reserve Fund, 4.97% (5)(6) 36,968,817 36,969
Total Short-Term Investments (Cost $36,969) 36,969
SECURITIES LENDING COLLATERAL  1.9%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 1.9%
Money Market Funds 1.9%
T. Rowe Price Government Reserve Fund, 4.97% (5)(6) 163,046,798 163,047
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 163,047
Total Securities Lending Collateral (Cost $163,047) 163,047
Total Investments in Securities  101.9%
(Cost $5,850,334) $ 8,862,558
Other Assets Less Liabilities (1.9)% (165,612)
Net Assets 100.0% $ 8,696,946
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Level 3 in fair value hierarchy.
(2) Non-income producing
(3) All or a portion of this security is on loan at September 30, 2024.

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

.
.
.
.
.
.
.
.
.
.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $58 and represents 0.0% of net assets.
(5) Seven-day yield
(6) Affiliated Companies
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.97% $ — $ — $ 2,425 ++
Totals $ — # $ — $ 2,425 +
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
09/30/24
T. Rowe Price Government
Reserve Fund, 4.97% $ 243,848 ¤ ¤ $ 200,016
Total $ 200,016 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $2,425 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $200,016.

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Integrated U.S. Small-Cap Growth Equity Fund  (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting
Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on
September 30, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 8,662,484 $ 58 $ — $ 8,662,542
Short-Term Investments 36,969 — — 36,969
Securities Lending Collateral 163,047 — — 163,047
Total $ 8,862,500 $ 58 $ — $ 8,862,558

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F120-054Q3 09/24